Note 3 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.